Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents		$ 586	$ 715
Accounts receivable
Customers and agents less allowances of $51 and $45, respectively		658	608
Roaming		16	20
Affiliated		2
Other less allowances of $1 and $1, respectively		51	44
Inventory, net		138	149
Prepaid expenses		84	81
Other current assets		23	55
Total current assets		1,558	1,672
Assets held for sale		8
Licenses		1,886	1,834
Goodwill		370	370
Investments in unconsolidated entities		413	363
Property, plant and equipment
In service and under construction		7,712	7,669
Less: Accumulated depreciation and amortization		5,242	5,020
Property, plant and equipment, net		2,470	2,649
Other assets and deferred charges		405	172
Total assets	[1]	7,110	7,060
Current liabilities
Current portion of long-term debt		11	11
Accounts payable
Affiliated		12	10
Trade		309	275
Customer deposits and deferred revenues		190	251
Accrued taxes		39	28
Accrued compensation		73	68
Other current liabilities		84	105
Total current liabilities		718	748
Deferred liabilities and credits
Deferred income tax liability, net		826	821
Other deferred liabilities and credits		302	290
Long-term debt, net		1,618	1,629
Commitments and contingencies
Noncontrolling interests with redemption features		1	1
U.S. Cellular shareholders' equity
Series A Common and Common Shares Authorized 190 shares (50 Series A Common and 140 Common Shares) Issued 88 shares (33 Series A Common and 55 Common Shares) Outstanding 85 shares (33 Series A Common and 52 Common Shares) and 84 shares (33 Series A Common and 51 Common Shares), respectively Par Value ($1.00 per share) ($33 Series A Common and $55 Common Shares)		88	88
Additional paid-in capital		1,522	1,497
Treasury shares, at cost, 3 and 4 Common Shares, respectively		(136)	(157)
Retained earnings		2,160	2,133
Total U.S. Cellular shareholders' equity		3,634	3,561
Noncontrolling interests		11	10
Total equity		3,645	3,571
Total liabilities and equity	[1]	$ 7,110	$ 7,060

[1]	The consolidated total assets as of December 31, 2016 and 2015 include assets held by consolidated VIEs of $827 million and $658 million, respectively, which are not available to be used to settle the obligations of U.S. Cellular. The consolidated total liabilities as of December 31, 2016 and 2015 include certain liabilities of consolidated VIEs of $19 million and $1 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of U.S. Cellular. See Note 13 — Variable Interest Entities for additional information.